MANAGEMENT’S PLANS (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 29, 2025	Sep. 04, 2025	Feb. 28, 2025	Mar. 12, 2024	Sep. 30, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 03, 2025	Feb. 27, 2025	Mar. 11, 2024	Dec. 31, 2023	Feb. 17, 2022	Feb. 16, 2022	Feb. 12, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated surplus						$ 17,979,684	$ 10,268,751		$ 17,979,684		$ 3,401,487	$ (2,396,102)
Working capital surplus						33,063,252			33,063,252		17,831,410	991,609
Net income loss						7,676,005	6,873,507	$ (425,456)	14,549,512	$ (111,334)	5,828,978	236,586
Revenues						$ 17,472,536	15,214,492	5,419,791	$ 32,687,028	11,396,739	34,959,399	26,943,718
Percentage of increase in revenue						222.40%			186.80%
Cash						$ 25,884,495			$ 25,884,495		11,855,861	13,850,168
Restricted cash — client funds (segregated)						7,699,708	28,339,255		7,699,708		$ 5,813,888	11,526,789
Increase percentage											29.80%
Net income (loss) attributable to FDCTech shareholders						7,710,931	6,867,266	(437,923)	14,578,197	(145,111)	$ 5,797,589	247,544
Cash Equivalents, at Carrying Value						25,884,495			25,884,495		17,669,749
Segregated client funds											5,813,888	11,526,789
Other Assets, Current											15,258,896	12,658,241
Working capital surplus											17,831,410
A\ccumulated deficit						$ (17,979,684)	(10,268,751)		$ (17,979,684)		$ (3,401,487)	2,396,102
Cash and cash equivalents												$ 25,376,957
Common Stock, Shares Authorized		750,000,000		1,000,000,000		750,000,000			750,000,000		500,000,000	750,000,000	500,000,000		500,000,000		500,000,000	250,000,000	250,000,000
Stockholders' Equity, Reverse Stock Split		not less than 1-for-10		not less than 1-for-10 and not more than 1-for-50					$42,308 (before reverse split) to $423 (after reverse split).
Sale of Stock, Consideration Received on Transaction					$ 20,000,000
Stockholders' equity						$ 39,313,273	33,845,667		$ 39,313,273		$ 22,657,965	$ 6,454,531
Noncontrolling interest						(2,794)	$ 40,591		(2,794)		33,323	16,820				$ 38,939
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash											17,669,749
Restricted cash — client funds (segregated)											11,526,789
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash											11,855,861	13,850,168
Board of Directors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares Authorized			750,000,000											500,000,000
Board of Directors [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders' Equity, Reverse Stock Split			1-for-10
Board of Directors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders' Equity, Reverse Stock Split			1-for-100
Technology Service [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues						$ 1,393,442		$ 1,178,215	$ 3,032,664	$ 1,991,962	$ 5,099,187	$ 1,642,130
Increase percentage											210.50%
Revenues											$ 5,099,187
AIL [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net income (loss) attributable to FDCTech shareholders	$ 6,276,000
Business Combination, Voting Equity Interest Acquired, Percentage	99.90%
Payments to Acquire Businesses, Gross	$ 2,000,000